Share-Based Compensation and Savings Plans (Summary of All Activity Related to Restricted Shares and Restricted Share Units) (Details) (Restricted Share and Share Units [Member], USD $)
In Millions, except Per Share data
	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010
Restricted Share and Share Units [Member]
Shares Nonvested, beginning balance	3.3	[1]	3.1	[1]
Shares, Granted	2.0	[1]	2.1	[1]
Shares, Vested	(1.4)	[1]	(1.6)	[1]
Shares, Canceled and forfeited	(0.3)	[1]	(0.3)	[1]
Shares Nonvested, ending balance	3.6	[1]	3.3	[1]
Weighted Average Grant Date Fair Value Per Share, Nonvested beginning balance	$ 33.33	[2]	$ 57.10	[2]
Weighted Average Grant Date Fair Value Per Share, Granted	$ 31.42	[2]	$ 27.43	[2]
Weighted Average Grant Date Fair Value Per Share, Vested	$ 36.11	[2]	$ 51.11	[2]
Weighted Average Grant Date Fair Value Per Share, Canceled and forfeited	$ 32.45	[2]	$ 42.94	[2]
Weighted Average Grant Date Fair Value Per Share, Nonvested ending balance	$ 31.31	[2]	$ 33.33	[2]

[1]	The restricted shares and restricted share units canceled and forfeited activity for fiscal 2010 included the impact of the adjustments to outstanding awards in connection with the Spin-Off, as discussed below.
[2]	Grant date fair values per share of awards granted prior to the date of the Spin-Off have not been adjusted to reflect the impact of the Spin-Off.